Fair Value Measurements - Summary of fair value measurements inputs of private placement warrant liability (Detail) - Private Placement Warrant Liability	Dec. 31, 2021 $ / shares yr	Aug. 25, 2021 $ / shares yr
Common stock price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement Input | $ / shares	8.28	16.98
Expected volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement Input	65.0	60.0
Risk-free interest rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement Input	1.3	0.8
Expected term (in years)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement Input | yr	4.7	5.0
Dividend Yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement Input	0	0